Quarterly Report
March 31, 2022
Elfun International Equity Fund

Elfun International Equity Fund
Quarterly Report
March 31, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	4

Elfun International Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.3% †
Australia - 2.6%
BHP Group Ltd.	124,722	$4,847,635
Brazil - 0.5%
Itau Unibanco Holding S.A. ADR	176,415	1,007,330
Canada - 1.4%
Brookfield Asset Management Inc., Class A	45,067	2,550,207
France - 18.5%
Air Liquide S.A.	31,059	5,465,016
AXA S.A.	125,439	3,693,388
BNP Paribas S.A.	65,479	3,763,422
Cie de Saint-Gobain	54,586	3,266,678
Dassault Systemes SE	46,075	2,276,697
EssilorLuxottica S.A.	17,567	3,231,427
LVMH Moet Hennessy Louis Vuitton SE	7,900	5,671,636
Safran S.A.	31,944	3,782,701
Worldline S.A. (a)(b)	78,028	3,406,020
		34,556,985
Germany - 5.4%
adidas AG	9,490	2,224,210
HeidelbergCement AG	26,286	1,498,357
Infineon Technologies AG	96,594	3,286,682
SAP SE	27,310	3,044,228
		10,053,477
Hong Kong - 2.6%
AIA Group Ltd.	468,567	4,893,906
Ireland - 1.3%
Kerry Group PLC, Class A	21,205	2,385,328
Japan - 21.9%
Daikin Industries Ltd.	18,600	3,387,989
Disco Corp.	11,800	3,309,642
FANUC Corp.	7,500	1,320,282
Hoya Corp.	25,952	2,966,328
Kao Corp.	43,600	1,785,569
Komatsu Ltd.	154,000	3,711,054
Mitsubishi UFJ Financial Group Inc.	744,326	4,614,617
Murata Manufacturing Company Ltd.	40,291	2,662,062
Nidec Corp.	14,173	1,122,793
Recruit Holdings Company Ltd.	68,200	2,971,997
Secom Company Ltd.	25,300	1,835,753
Shimadzu Corp.	62,957	2,171,886
Shiseido Company Ltd.	54,662	2,769,196
Sony Group Corp.	26,500	2,734,402
Tokio Marine Holdings Inc.	60,498	3,531,160
		40,894,730
Netherlands - 8.8%
ASML Holding N.V.	8,241	5,538,674
ING Groep N.V.	296,199	3,110,484
Koninklijke DSM N.V.	22,072	3,971,388
	Number of Shares	Fair Value
Universal Music Group N.V.	142,519	$3,826,430
		16,446,976
Norway - 2.6%
Equinor ASA	126,788	4,766,238
Portugal - 1.2%
Galp Energia SGPS S.A.	180,462	2,294,722
Singapore - 1.0%
United Overseas Bank Ltd.	82,100	1,923,815
Spain - 2.9%
Cellnex Telecom S.A. (a)	71,186	3,445,604
Industria de Diseno Textil S.A.	91,131	1,998,606
		5,444,210
Sweden - 2.2%
Assa Abloy AB, Class B	148,447	4,025,731
Switzerland - 10.1%
Nestle S.A.	54,531	7,119,325
Novartis AG	64,495	5,685,493
Roche Holding AG	15,249	6,058,359
		18,863,177
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Company Ltd.	83,900	1,721,084
United Kingdom - 10.4%
Ashtead Group PLC	48,370	3,052,545
AstraZeneca PLC	49,743	6,611,633
London Stock Exchange Group PLC	43,149	4,509,880
Prudential PLC	170,230	2,518,892
Vodafone Group PLC	1,634,484	2,686,323
		19,379,273
United States - 3.0%
Schneider Electric SE	32,881	5,552,341
Total Common Stock (Cost $135,568,523)		181,607,165
Short-Term Investments - 2.7%
State Street Institutional Treasury Money Market Fund - Premier Class 0.17% (c)(d)	2,663,277	2,663,277
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.29% (c)(d)	2,426,632	2,426,632
Total Short-Term Investments (Cost $5,089,909)		5,089,909
Total Investments (Cost $140,658,432)		186,697,074
Liabilities in Excess of Other Assets, net - (0.0)%*		(15,592)
NET ASSETS - 100.0%		$186,681,482

See Notes to Schedule of Investments.
Elfun International Equity Fund	1

Elfun International Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2022:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2022	11	$1,115,257	$1,179,420	$64,163
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to $6,851,624 or 3.67% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2022.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$10,790,500	$170,816,665	$—	$181,607,165
Short-Term Investments	5,089,909	—	—	5,089,909
Total Investments in Securities	$15,880,409	$170,816,665	$—	$186,697,074
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	64,163	—	—	64,163
Total Other Financial Instruments	$64,163	$—	$—	$64,163
The Fund was invested in the following sectors at March 31, 2022 :
Sector	Percentage (based on Fair Value)
Pharmaceuticals	9.83%
Diversified Banks	7.71%
Apparel, Accessories & Luxury Goods	5.96%
Building Products	5.73%
Packaged Foods & Meats	5.09%
Semiconductor Equipment	4.74%
Life & Health Insurance	3.97%
Integrated Oil & Gas	3.78%
See Notes to Schedule of Investments.
2	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Sector	Percentage (based on Fair Value)
Electrical Components & Equipment	3.57%
Industrial Gases	2.93%
Application Software	2.85%
Semiconductors	2.68%
Diversified Metals & Mining	2.60%
Personal Products	2.44%
Financial Exchanges & Data	2.42%
Specialty Chemicals	2.13%
Movies & Entertainment	2.05%
Aerospace & Defense	2.03%
Construction Machinery & Heavy Trucks	1.99%
Multi-Line Insurance	1.98%
Property & Casualty Insurance	1.89%
Integrated Telecommunication Services	1.85%
Data Processing & Outsourced Services	1.82%
Trading Companies & Distributors	1.63%
Healthcare Supplies	1.59%
Human Resource & Employment Services	1.59%
Consumer Electronics	1.46%
Wireless Telecommunication Services	1.44%
Electronic Components	1.43%
Asset Management & Custody Banks	1.37%
Electronic Equipment & Instruments	1.16%
Apparel Retail	1.07%
Security & Alarm Services	0.98%
Construction Materials	0.80%
Industrial Machinery	0.71%
97.27%
Short-Term Investments
Short-Term Investments	2.73%
100.00%

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,575,026	$3,575,026	$3,942,933	$4,854,682	$—	$—	2,663,277	$2,663,277	$332
State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,338,440	3,338,440	3,942,874	4,854,682	—	—	2,426,632	2,426,632	503
TOTAL		$6,913,466	$7,885,807	$9,709,364	$—	$—		$5,089,909	$835
See Notes to Schedule of Investments.
Elfun International Equity Fund	3

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in the Fund's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets
4

Elfun International Equity Fund
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the Fund entered into futures contracts for the Equitization of Cash.
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